UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class A Shares - VNIAX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Class A Shares of the Vontobel International Equity Fund (the "Fund") for the period from April 22, 2024 to June 30, 2024. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class A Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	The ratio appears lower due to the relative net asset value of Class A. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 1.00% (1.39% excluding waiver).

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$135,971,836	40	$69,628	49%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United Kingdom 16.0%
United States 12.2%
Canada 10.5%
Sweden 8.3%
Japan 7.9%
France 6.2%
Taiwan 6.1%
Germany 5.7%
Netherlands 5.0%
Switzerland 4.4%
China 3.1%
Spain 1.8%
Other Countries 1.5%

Value	Value
Other Countries	1.5%
Spain	1.8%
China	3.1%
Switzerland	4.4%
Netherlands	5.0%
Germany	5.7%
Taiwan	6.1%
France	6.2%
Japan	7.9%
Sweden	8.3%
Canada	10.5%
United States	12.2%
United Kingdom	16.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	6.1%
Constellation Software	6.0%
RELX	5.8%
Wolters Kluwer	4.7%
SAP	4.4%
Alcon	4.4%
London Stock Exchange Group	4.1%
Halma	3.4%
Experian	3.3%
Schneider Electric	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund / Class A Shares - VNIAX

Semi-Annual Shareholder Report - June 30, 2024

VON-SA-TSR-2024-3

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class Y Shares - VNIYX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Class Y Shares of the Vontobel International Equity Fund (the "Fund") for the period from April 22, 2024 to June 30, 2024. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class Y Shares	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	The ratio appears lower due to the relative net asset value of Class Y. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.75% (1.14% excluding waiver).

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$135,971,836	40	$69,628	49%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.5%
Spain	1.8%
China	3.1%
Switzerland	4.4%
Netherlands	5.0%
Germany	5.7%
Taiwan	6.1%
France	6.2%
Japan	7.9%
Sweden	8.3%
Canada	10.5%
United States	12.2%
United Kingdom	16.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	6.1%
Constellation Software	6.0%
RELX	5.8%
Wolters Kluwer	4.7%
SAP	4.4%
Alcon	4.4%
London Stock Exchange Group	4.1%
Halma	3.4%
Experian	3.3%
Schneider Electric	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund / Class Y Shares - VNIYX

Semi-Annual Shareholder Report - June 30, 2024

VON-SA-TSR-2024-2

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund

Class Institutional Shares - VNIIX

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Class Institutional Shares of the Vontobel International Equity Fund (the "Fund") for the period from April 22, 2024 to June 30, 2024. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Fund, Class Institutional Shares	$12	0.60%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$135,971,836	40	$69,628	49%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.5%
Spain	1.8%
China	3.1%
Switzerland	4.4%
Netherlands	5.0%
Germany	5.7%
Taiwan	6.1%
France	6.2%
Japan	7.9%
Sweden	8.3%
Canada	10.5%
United States	12.2%
United Kingdom	16.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	6.1%
Constellation Software	6.0%
RELX	5.8%
Wolters Kluwer	4.7%
SAP	4.4%
Alcon	4.4%
London Stock Exchange Group	4.1%
Halma	3.4%
Experian	3.3%
Schneider Electric	3.2%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

The Advisors' Inner Circle Fund II

Vontobel International Equity Fund / Class Institutional Shares - VNIIX

Semi-Annual Shareholder Report - June 30, 2024

VON-SA-TSR-2024-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the financial statements filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund II

June 30, 2024

Semi-Annual Financials and Other Information

Vontobel International Equity Fund

Investment Adviser:

Vontobel Asset Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	11
Board of Trustees Considerations in Approving the Advisory Agreement (Form N-CSRS Item 11)	23

The Fund files its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the Fund’s website at https://am.vontobel.com/en/strategies/mutual-funds.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 877-734-6278; and (ii) on the Fund’s website at https://am.vontobel.com/en/strategies/mutual-funds.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 88.7%

	Shares	Value
CANADA — 10.5%
Constellation Software	2,815	$8,111,101
Descartes Systems Group *	6,861	664,761
Intact Financial	8,759	1,459,844
RB Global	52,694	4,023,714
		14,259,420

CHINA — 3.1%
Tencent Holdings	87,400	4,167,954

FRANCE — 6.2%
Air Liquide	9,421	1,627,378
EssilorLuxottica	14,127	3,044,019
Hermes International	618	1,416,353
L'Oreal	5,469	2,401,674
		8,489,424

GERMANY — 5.7%
Rheinmetall	3,381	1,722,454
SAP	29,734	6,035,007
		7,757,461

ITALY — 1.5%
Ferrari	5,197	2,118,873

JAPAN — 7.9%
Disco	8,300	3,148,934
Keyence	3,204	1,404,949
MonotaRO	150,814	1,772,573
Nomura Research Institute	23,398	657,482
Obic	9,790	1,262,009
Terumo	148,790	2,453,477
		10,699,424

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
NETHERLANDS — 5.0%
IMCD	2,205	$305,335
Wolters Kluwer	38,934	6,454,601
		6,759,936

SPAIN — 1.8%
Amadeus IT Group	37,580	2,500,906

SWEDEN — 8.3%
AAK	89,442	2,621,067
Atlas Copco, Cl A	172,144	3,235,313
Beijer Ref, Cl B	235,681	3,635,611
Epiroc, Cl A	93,444	1,864,648
		11,356,639

SWITZERLAND — 4.4%
Alcon	66,399	5,928,575

TAIWAN — 6.1%
Taiwan Semiconductor Manufacturing ADR	47,877	8,321,501

UNITED KINGDOM — 16.0%
Ashtead Group	22,500	1,502,313
Diageo	9,857	310,196
Flutter Entertainment *	10,280	1,879,711
Halma	135,347	4,629,734
London Stock Exchange Group	46,576	5,534,389
RELX	171,028	7,867,357
		21,723,700

UNITED STATES — 12.2%
Accenture, Cl A	2,102	637,768
Aon, Cl A	2,194	644,114
Experian	96,076	4,476,616
Mastercard, Cl A	4,388	1,935,810
Mettler-Toledo International *	3,018	4,217,927
Schlumberger	7,499	353,803

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
Schneider Electric	18,005	$4,325,056
		16,591,094

TOTAL COMMON STOCK
(Cost $100,548,307)		120,674,907

TOTAL INVESTMENTS — 88.7%
(Cost $100,548,307)		$120,674,907

Percentages are based on Net Assets of $135,971,836.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2024, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $100,548,307)	$120,674,907
Foreign Currency, at Value (Cost $116,317)	116,366
Cash	11,066,230
Receivable for Capital Shares Sold	3,945,797
Dividends and Interest Receivable	118,329
Foreign Tax Reclaim Receivable	62,011
Deferred Offering Costs	56,878
Prepaid Expenses	3,672
Total Assets	136,044,190
Liabilities:
Payable due to Adviser	29,017
Payable due to Administrator	14,406
Audit Fees Payable	9,167
Legal Fees Payable	5,518
Printing Expense Payable	3,858
Payable due to Trustees	3,706
Unrealized Depreciation on Spot Currency Contracts	19
Other Accrued Expenses	6,663
Total Liabilities	72,354
Commitments and Contingencies †
Net Assets	$135,971,836
Net Assets Consist of:
Paid-in Capital	$113,059,310
Total Distributable Earnings	22,912,526
Net Assets	$135,971,836

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

A Shares:
Net Assets	$105
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	10
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.53	‡
Y Shares:
Net Assets	$105
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	10
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.52	‡
Institutional Shares:
Net Assets	$135,971,626
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	12,933,467
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.51

‡	Net Assets divided by Outstanding Shares do not calculate to the stated NAV due to Net Assets and Outstanding Shares being rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
FOR THE PERIOD ENDED
JUNE 30, 2024(1) (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Interest Income	$32,977
Dividend Income	896,187
Less: Foreign Taxes Withheld	(112,508)
Total Investment Income	816,656
Expenses:
Investment Advisory Fees	169,489
Administration Fees	34,001
Trustees' Fees (Form N-CSRS Item 10)	3,927
Chief Compliance Officer Fees	1,569
Offering Costs	18,404
Transfer Agent Fees	10,229
Legal Fees	9,646
Audit Fees	9,167
Registration Fees	4,211
Printing Fees	3,858
Custodian Fees	976
Insurance and Other Expenses	4,334
Total Expenses	269,811
Less:
Waiver of Investment Advisory Fees	(99,861)
Net Expenses	169,950
Net Investment Income	646,706
Net Realized Gain (Loss) on:
Investments	2,256,730
Foreign Currency Transactions	(117,054)
Net Realized Gain (Loss)	2,139,676
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,398,953
Foreign Currency Translations	(456)
Net Change in Unrealized Appreciation (Depreciation)	4,398,497
Net Realized and Unrealized Gain	6,538,173
Net Increase in Net Assets Resulting from Operations	$7,184,879

(1)	Commenced operations on April 22, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended June 30, 2024(1) (Unaudited)
Operations:
Net Investment Income	$646,706
Net Realized Gain	2,139,676
Net Change in Unrealized Appreciation	4,398,497
Net Increase in Net Assets Resulting from Operations	7,184,879
Capital Share Transactions:
A Shares:
Issued	100
Net A Share Transactions	100
Y Shares:
Issued	100
Net Y Share Transactions	100
Institutional Shares:
Issued	176,888,507	*
Redeemed	(48,101,750)
Net Institutional Share Transactions	128,786,757
Net Increase in Net Assets from Share Transactions	128,786,957
Total Increase in Net Assets	135,971,836
Net Assets:
Beginning of Period	—
End of Period	$135,971,836

(1)	Commenced operations on April 22, 2024.

*	Includes transfer of assets from the Predecessor Fund (see Note 11).

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

A Shares	Period Ended June 30 2024(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.05
Net Realized and Unrealized Gain	0.48
Total from Operations	0.53
Net Asset Value, End of Period	$10.53
Total Return*	5.30%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—	**
Ratio of Expenses to Average Net Assets	0.00	%††(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.00	%††(3)
Ratio of Net Investment Income to Average Net Assets	2.62	%††
Portfolio Turnover Rate	49	%***

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Amount rounded to less than $1(000).
***	Portfolio turnover rate is for the period indicated and has not been annualized.
††	Annualized.
(1)	Commenced operations on April 22, 2024.
(2)	Per share calculations were performed using average shares for the period.
(3)	The ratio appears lower due to the relative net asset value of Class A. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 1.00% (1.39% excluding waiver).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Y Shares	Period Ended June 30, 2024(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.05
Net Realized and Unrealized Gain	0.47
Total from Operations	0.52
Net Asset Value, End of Period	$10.52
Total Return*	5.20%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—	**
Ratio of Expenses to Average Net Assets	0.00	%††(3)
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.00	%††(3)
Ratio of Net Investment Income to Average Net Assets	2.63	%††
Portfolio Turnover Rate	49	%***

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Amount rounded to less than $1(000).
***	Portfolio turnover rate is for the period indicated and has not been annualized.
††	Annualized.
(1)	Commenced operations on April 22, 2024.
(2)	Per share calculations were performed using average shares for the period.
(3)	The ratio appears lower due to the relative net asset value of Class Y. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.75% (1.14% excluding waiver).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Institutional Shares	Period Ended June 30, 2024(1) (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Operations:
Net Investment Income(2)	0.05
Net Realized and Unrealized Gain	0.46
Total from Operations	0.51
Net Asset Value, End of Period	$10.51
Total Return*	5.10%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$135,972
Ratio of Expenses to Average Net Assets	0.60	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.96	%††
Ratio of Net Investment Income to Average Net Assets	2.29	%††
Portfolio Turnover Rate	49	%**

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Portfolio turnover rate is for the period indicated and has not been annualized.
††	Annualized.
(1)	Commenced operations on April 22, 2024.
(2)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 12 funds. The financial statements herein are those of the Vontobel International Equity Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company. Vontobel Asset Management, Inc. (the “Adviser”) serves as the investment adviser to the Fund. The Fund currently offers A Shares, Y Shares and Institutional Shares. The Fund commenced operations on April 22, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of the fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Fund is the successor to the Vontobel International Equity Fund, a series of the Vontobel Investment Trust (the “Predecessor Fund”). The Predecessor Fund was managed by the Adviser using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Fund. The Predecessor Fund dissolved and reorganized into the Institutional Shares of the Fund on April 22, 2024. All of the assets of the Predecessor Fund were transferred to the Fund in connection with the reorganization.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the "Board"). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

·	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

·	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

·	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Offering Costs — During the period ended June 30, 2024, the Fund commenced operations and incurred offering costs in the amount of $56,878, which are being amortized to expense over a twelve month period. As of June 30, 2024, the Fund had $18,404 to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2024, the Fund paid $34,001 for these services.

The Trust has adopted a Distribution Plan (the “Plan”) with respect to A Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Shares as compensation for distribution and shareholder services. For the period ended June 30, 2024, the Fund did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, class-specific expenses (including Distribution (12b-1) Fees and Shareholder Servicing Fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.60% of the average daily net assets of each of the Fund’s share classes until April 30, 2026. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026. As of June 30, 2024, the fees which were previously waived and/ or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser were $99,861 expiring in 2027. During the period ended June 30, 2024, the Fund did not recapture any previously waived fees and/or reimbursed expenses.

6. Investment Transactions:

For the period ended June 30, 2024, the purchases of $68,260,028 and sales of $94,144,623 investment securities other than in-kind transactions, long-term U.S. Government and short-term investments.

For the period ended June 30, 2024, there were no purchases or sales of long-term U.S. Government securities by the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

7. Share Transactions:

	Period Ended June 30, 2024(1) (Unaudited)
A Shares
Issued	10
Total A Shares Transactions	10
Y Shares
Issued	10
Total Y Shares Transactions	10
Institutional Shares
Issued	17,518,937	*
Redeemed	(4,585,470)
Total Institutional Shares Transactions	12,933,467
Net Increase (Decrease) in Shares Outstanding From Share Transactions	12,933,487

(1)	Commenced operations on April 22, 2024.
*	Includes transfer of assets from the Predecessor Fund (see Note 11).

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Vontobel International Equity Fund	$100,548,307	$21,086,517	$(959,917)	$20,126,600

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the fund will achieve its investment objective. You could lose money by investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Sustainability Risk – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

ESG Integration/Active Ownership Risk – The Fund intends to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Fund’s exposure to certain companies or industries and the Fund may forgo certain investment opportunities; however, these ratings are viewed holistically and the Fund may not forego an investment solely based upon a low score. The Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Third-Party Data Provider Risk – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

10. Concentration of Shareholders:

At June 30, 2024, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
A Shares	1	100%
Y Shares	1	100%
Institutional Shares	3	66%

11. In-Kind Transactions:

During the period ended June 30, 2024, the Institutional Shares Class received contributions in-kind of investment securities, income accrued receivable and cash. The securities were received in a tax-free transaction at their current fair value on the date of the transaction. The details of the contributions are as follows:

Transaction Date	Shares Issued	Securities at Cost	Unrealized Appreciation (Depreciation)	Interest Accrued Receivable	Cash	Total Assets
4/22/2024	14,586,326	$124,176,697	$15,727,647	$135,296	$5,823,617	$145,863,257

12. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2024.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

Board of Trustees Considerations in Approving the Advisory Agreement (Form N-CSRS Item 11)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on February 27-28, 2024 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services.

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations,that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel
International Equity Fund
JUNE 30, 2024 (Unaudited)

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Vontobel International Equity Fund:

P.O. Box 219009

Kansas City, MO 64121

Investment Adviser:

Vontobel Asset Management, Inc.

66 Hudson Boulevard, Suite 3401

New York, NY 10001

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the

Fund described.

VON-SA-001-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company's Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 6, 2024